Valuation and Qualifying Accounts (Parenthetical) (Detail) - Allowance for Doubtful Accounts - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014	[1]	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances and reserves	$ 1,037	[1]	$ 739		$ 645	$ 641
Long-term device installment plan receivable
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances and reserves	$ 155

[1]	Allowance for Uncollectible Accounts Receivable includes approximately $155 million at December 31, 2015 related to long-term device installment plan receivables.